UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 4.3%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$1,870	$1,828,654
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,210	1,220,478
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,135	2,179,579
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,085,137
5.00%, 12/01/37	3,990	3,527,519

		13,841,367

California — 20.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,603,380
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	9,710	84,865
California HFA, RB, AMT, Home Mortgage:
Series G, 5.50%, 8/01/42	8,105	7,958,543
Series K, 5.50%, 2/01/42	2,860	2,907,876
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	1,280	1,349,286
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,076,450
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	868,161
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,500	6,381,830
Los Angeles Unified School District California, GO:
Series D, 5.00%, 7/01/27	2,375	2,446,773
Series I, 5.00%, 7/01/26	1,250	1,297,663
Series I, 5.00%, 7/01/27	1,750	1,802,885
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,340	10,525,810

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	$3,120	$3,129,110
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,760	2,945,362
6.50%, 4/01/33	10,670	11,772,211
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,095	4,898,435

		66,048,640

Colorado — 2.3%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	1,375	1,385,161
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Healthcare, 5.50%, 7/01/34	2,330	2,418,657
Sisters of Leavenworth, 5.00%, 1/01/40	2,400	2,338,848
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,254,619

		7,397,285

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,520,125

Delaware — 1.3%
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	4,087,428

District of Columbia — 6.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	7,500	7,597,350
6.75%, 5/15/40	11,500	11,522,080
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	1,054,643

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	$550	$553,085
5.25%, 10/01/44	865	882,707

		21,609,865

Florida — 6.0%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,470	1,364,851
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,767,494
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,263,195
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	905	856,673
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,146,181
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,900	4,002,960
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,960	1,562,140
Sumter County IDA Florida, RB, North Sumter Utility Co., LLC Project, AMT, 6.90%, 10/01/34	4,270	4,270,726

		19,234,220

Georgia — 0.3%
De Kalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	929,356

Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	724,787
6.75%, 11/15/29	995	1,075,436
7.00%, 11/15/39	680	743,519

		2,543,742

Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,480	1,462,092

Illinois — 8.5%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	900	241,803
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,675	1,687,077
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,750	1,753,588
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	369,642
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	15,000	15,520,050

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
CAB, Series B, 6.23%, 6/15/43 (a)	$10,340	$1,257,654
Series B, 5.00%, 6/15/50	3,430	3,276,645
Series B-2, 5.00%, 6/15/50	2,725	2,577,305
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	692,973

		27,376,737

Indiana — 2.9%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	915	918,193
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,465,845
Indiana Health Facility Financing Authority, Refunding RB:
Ascension Health, Series F, 5.38%, 11/15/25	2,095	2,154,896
Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,409,151
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,278,132

		9,226,217

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,820	1,819,927

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,125,873

Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35 (d)	3,650	3,716,211

Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	477,413
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	982,360
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	1,000	1,006,190

		2,465,963

Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,955	1,911,286

2	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 1.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	$1,500	$1,483,755
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,050,574

		3,534,329

Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,631,720
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,065,913

		6,697,633

Multi-State — 4.1%
Centerline Equity Issuer Trust (e)(f):
5.75%, 5/15/15	1,000	1,061,840
6.00%, 5/15/15	5,000	5,292,000
6.00%, 5/15/19	3,500	3,721,795
6.30%, 5/15/19	3,000	3,202,560

		13,278,195

Nebraska — 0.9%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,244,041
Sarpy County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,613,026

		2,857,067

Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,415,478

New Jersey — 9.8%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,572,218
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (g)	10,100	10,129,896
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	10,000	10,001,100
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	7,829,091

		31,532,305

New Mexico — 1.8%
New Mexico Income Housing Authority, RB, Villa Del Oso Apartments Project, Series A, 6.00%, 1/01/13 (h)	5,200	5,867,524

New York — 3.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	985	392,670

Municipal Bonds	Par (000)	Value

New York (concluded)
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40 (d)	$1,325	$1,313,115
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (g)	6,700	7,024,146
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,391,177
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.00%, 12/01/10	2,075	2,075,104

		12,196,212

North Carolina — 3.3%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	5,871,075
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,760	1,632,505
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas, Series B, 4.63%, 11/01/40	1,760	1,610,946
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,517,802

		10,632,328

Ohio — 2.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,432,887
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,053,858

		6,486,745

Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (g)	3,925	4,042,711

Pennsylvania — 5.2%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,000	1,406,260
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,210,500
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,066,425
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	6,130	6,334,129

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.13%, 12/01/40	$1,700	$1,688,406

		16,705,720

Puerto Rico — 7.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	3,220	3,353,405
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.48%, 8/01/31 (a)	11,700	3,226,743
CAB, Series A, 6.55%, 8/01/32 (a)	8,600	2,214,500
CAB, Series A, 6.57%, 8/01/33 (a)	13,600	3,260,736
CAB, Series A, 6.60%, 8/01/34 (a)	5,500	1,221,275
CAB, Series A, 6.61%, 8/01/35 (a)	14,055	2,914,585
CAB, Series A, 6.63%, 8/01/36 (a)	11,875	2,304,700
First Sub-Series A, 6.50%, 8/01/44	6,100	6,777,588

		25,273,532

South Carolina — 3.9%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	2,280	2,286,521
5.50%, 10/01/31	3,250	3,254,452
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,688,286
Palmetto Health, Series C, 6.88%, 8/01/13 (h)	550	635,558
South Carolina State Ports Authority, RB, 5.25%, 7/01/40 (d)	3,595	3,608,265

		12,473,082

Tennessee — 4.0%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	11,889,178
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	1,120	1,137,763

		13,026,941

Texas — 17.5%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	888,024
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (g)	1,350	1,265,625
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,702,965
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,749,822
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,209,935
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	10,000	10,065,000
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	3,287,331

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lower Colorado River Authority, Refunding RB (NPFGC):
5.00%, 5/15/13 (h)	$35	$38,464
5.00%, 5/15/13 (h)	30	33,015
5.00%, 5/15/31	1,235	1,238,656
Series A, 5.00%, 5/15/13 (h)	5	5,503
North Texas Tollway Authority, RB, Toll, 2nd Tier, Series F, 6.13%, 1/01/31	6,790	6,972,651
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,820,500
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	4,583,798
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,710	4,863,122
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,200	4,312,266
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,390	1,292,033

		56,328,710

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	3,973,583

Virginia — 3.0%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	1,460	1,404,827
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	5,000	5,147,750
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	3,180	3,193,419

		9,745,996

Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,818,389
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	914,614
Aurora Health Care, 6.40%, 4/15/33	3,930	3,998,697

		6,731,700

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,519,865
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	830,344

4	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Wyoming (concluded)
Wyoming Municipal Power Agency, RB,
Series A: (concluded) 5.50%, 1/01/38	$750	$772,110

		5,122,319

Total Municipal Bonds – 135.2%		435,238,444

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,525,356

California — 2.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,850	2,959,155
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,546,926
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	1,922,836

		7,428,917

Colorado — 2.1%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	4,230	4,197,175
Series C-7, 5.00%, 9/01/36	2,710	2,682,683

		6,879,858

Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,403,736
Series X-3, 4.85%, 7/01/37	5,130	5,278,309

		10,682,045

Georgia — 1.5%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,751,942

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,210,480

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,337,061

New York — 4.4%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,710	1,832,150
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	9,415,878

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value

New York (concluded)
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	$2,850	$2,883,203

		14,131,231

Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,910	6,169,035

Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,122,138
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	8,393,345

		11,515,483

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 21.6%		69,631,408

Total Long-Term Investments (Cost – $502,966,242) – 156.8%		504,869,852

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (j)(k)	11,435,230	11,435,230

Total Short-Term Securities (Cost – $11,435,230) – 3.6%		11,435,230

Total Investments (Cost – $514,401,472*) – 160.4%		516,305,082
Liabilities in Excess of Other Assets – (1.2)%		(3,789,105)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (12.2)%		(39,285,462)
Preferred Shares, at Redemption Value – (47.0)%		(151,308,245)

Net Assets Applicable to Common Shares– 100.0%		$321,922,270

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$474,613,212

Gross unrealized appreciation	$14,826,629
Gross unrealized depreciation	(12,387,196)

Net unrealized appreciation	$2,439,433

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$3,716,211	$66,211
Citigroup Global Markets	$1,313,115	$15,582
Goldman Sachs & Co.	$3,608,265	$169,253

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010	5

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Variable rate security. Rate shown is as of report date.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional Tax-Exempt Fund	9,440,330	1,994,900	11,435,230	$2,170

(k)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$504,869,852	—	$504,869,852
Short-Term Securities	$11,435,230	—	—	11,435,230

Total	$11,435,230	$504,869,852	—	$516,305,082

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2010	6

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 26, 2011